Stockholders' Equity (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Equity [Abstract]
Expected term (years)	6 years 3 months	6 years 3 months
Risk-free interest rate	1.72%	1.29%
Volatility	88.00%	47.00%
Dividend yield	0.00%	0.00%